Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2020
Capital and reserves [Abstract]
Table of Share Capital

Quantity of shares at December 31 2020				Share capital December 31 2020
Class	Quantity	Nominal value per share	Votes per share	Shares outstanding	Pending issuance or distribution	Paid-in
Ordinary	612,710,079	1	1	612,615	95	612,710

Table of Variation of Share Capital
The following table shows the reconciliation of the number of shares at opening date to closing date:

Quantity of shares at December 31, 2018	612,659,638

Insuance of shares 2019 (*)	50,441
Quantity of shares at December 31, 2019	612,710,079

Quantity of shares at December 31, 2020	612,710,079